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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21076

Registrant Name:	PIMCO Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway, 41st Floor
New York, New York 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna 1633 Broadway, 41st Floor
New York, New York 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	May 31, 2012

Date of Reporting Period:	August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
MUNICIPAL BONDS & NOTES—95.8%
	Alabama—1.3%
$10,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth.
	Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	Baa2/NR	$8,533,300
1,235	Montgomery BMC Special Care Facs. Financing Auth. Rev.,
	5.00%, 11/15/29, Ser. B (NPFGC)	A3/BBB+	1,126,048
2,000	State Docks Department Rev., 6.00%, 10/1/40	NR/BBB+	2,022,180
2,650	Tuscaloosa Public Educational Building Auth. Rev.,
	Stillman College Project, 5.00%, 6/1/26, Ser. A	NR/BB+	2,135,847

			13,817,375

	Alaska—0.7%
3,550	Housing Finance Corp. Rev., 5.25%, 6/1/32, Ser. C (NPFGC)	Aa2/AA+	3,566,579
5,900	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	3,719,773

			7,286,352

	Arizona—9.3%
	Health Facs. Auth. Rev., Banner Health,
3,500	5.00%, 1/1/35, Ser. A	NR/AA-	3,522,365
2,860	5.50%, 1/1/38, Ser. D	NR/AA-	2,970,968
	Pima Cnty. Industrial Dev. Auth. Rev.,
29,700	5.00%, 9/1/39	Aa2/AA	29,172,825
1,500	Tuscon Electric Power Co., 5.25%, 10/1/40, Ser. A	Baa3/BBB-	1,365,165
	Salt River Project Agricultural Improvement & Power Dist. Rev., Ser. A (g),
41,100	5.00%, 1/1/37	Aa1/AA	42,367,935
10,000	5.00%, 1/1/39	Aa1/AA	10,486,200
11,400	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	9,888,474

			99,773,932

	California—15.2%
	Bay Area Toll Auth. Rev., San Francisco Bay Area,
6,000	5.00%, 10/1/29	A1/A+	6,321,720
1,430	5.00%, 4/1/34, Ser. F-1	Aa3/AA	1,488,373
1,565	Foothill-Eastern Transportation Corridor Agcy. Rev.,
	5.875%, 1/15/26 (IBC-NPFGC)	Baa1/BBB	1,527,111
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
8,750	5.00%, 6/1/33	Baa3/BB+	6,077,837
7,000	5.75%, 6/1/47	Baa3/BB+	4,954,180
2,000	Hayward Unified School Dist., GO, 5.00%, 8/1/33	NR/A+	1,968,520
	Health Facs. Financing Auth. Rev.,
1,500	Scripps Health, 5.00%, 11/15/36, Ser. A	Aa3/AA-	1,502,895
	Sutter Health,
6,300	5.00%, 11/15/42, Ser. A (IBC-NPFGC)	Aa3/AA-	5,975,928
3,000	6.00%, 8/15/42, Ser. B	Aa3/AA-	3,243,270
1,500	Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project,
	4.75%, 9/1/34, Ser. A (AMBAC)	A2/A	1,224,330
2,000	Los Angeles Community College Dist., GO,
	5.00%, 8/1/32, Ser. A (FGIC-NPFGC)	Aa1/AA	2,061,700
4,000	Los Angeles Department of Water & Power Rev.,
	5.00%, 7/1/39, Ser. A-1 (AMBAC)	Aa3/AA-	4,097,040
	Los Angeles Unified School Dist., GO,
5,000	5.00%, 7/1/30, Ser. E (AMBAC)	Aa2/AA-	5,132,400

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	California (continued)
$5,000	5.00%, 7/1/32, Ser. C (AGM)	Aa2/AA+	$5,186,050
1,365	Lynwood Utility Auth. Rev., 5.00%, 6/1/29, Ser. A (AGC)	Aa3/AA+	1,405,486
2,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	Aa3/AA+	2,070,680
1,750	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	NR/A	1,916,215
3,300	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project,
	7.75%, 4/1/31, Ser. B	NR/NR	3,487,935
650	Murrieta Valley Unified School Dist. Public Financing Auth.,
	Special Tax, 4.75%, 9/1/36, Ser. A (AGC)	Aa3/AA+	612,807
3,000	Newport Beach Rev., Hoag Memorial Hospital Presbyterian,
	5.875%, 12/1/30	Aa3/AA	3,255,630
500	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	NR/AA-	499,230
2,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)	Aa2/AA+	2,040,680
3,300	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	Aa2/AA-	3,382,764
2,000	Santa Clara Cnty. Financing Auth. Rev.,
	5.75%, 2/1/41, Ser. A (AMBAC)	A2/A+	2,021,780
	State, GO,
3,300	4.50%, 8/1/27	A1/A-	3,266,604
7,000	5.00%, 12/1/31 (NPFGC)	A1/A-	7,103,110
2,925	5.00%, 11/1/32	A1/A-	2,985,343
1,590	5.00%, 6/1/37	A1/A-	1,564,989
5,200	5.125%, 8/1/36	A1/A-	5,301,140
2,500	5.25%, 3/1/38	A1/A-	2,528,725
5,945	5.25%, 11/1/40	A1/A-	6,043,925
5,750	5.50%, 3/1/40	A1/A-	6,019,675
9,500	6.00%, 4/1/38	A1/A-	10,341,700
2,300	State Univ. Rev., 5.00%, 11/1/30, Ser. A (AMBAC)	Aa2/A+	2,344,413
	Statewide Communities Dev. Auth. Rev.,
	California Baptist Univ.,
850	6.50%, 11/1/21	NR/NR	898,433
3,820	9.00%, 11/1/17, Ser. B (a)(b)	NR/NR	3,559,209
1,000	Cottage Health, 5.00%, 11/1/40	NR/A+	961,380
	Methodist Hospital Project (FHA),
5,500	6.625%, 8/1/29	Aa2/NR	6,529,985
19,500	6.75%, 2/1/38	Aa2/NR	22,236,630
5,690	Sutter Health, 6.00%, 8/15/42, Ser. A	Aa3/AA-	6,151,402
4,725	Torrance Rev., Memorial Medical Center, 5.00%, 9/1/40, Ser. A	A2/A+	4,416,930

			163,708,154

	Colorado—1.0%
5,800	Aurora Rev., Children’s Hospital Assoc., 5.00%, 12/1/40	A1/A+	5,643,168
1,000	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	NR/BBB	967,210
	Health Facs. Auth. Rev., Ser. A,
1,000	American Baptist Homes, 5.90%, 8/1/37	NR/NR	821,190
500	Evangelical Lutheran, 6.125%, 6/1/38	A3/A-	502,750
2,000	Housing & Finance Auth. Rev., Evergreen Country Day School, Inc.
	Project, 5.875%, 6/1/37 (a)(b)	NR/CCC	1,313,600
1,430	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	1,533,160

			10,781,078

	Connecticut—0.1%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation,
	7.875%, 4/1/39, Ser. A	NR/NR	1,355,338

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Florida—4.5%
$1,000	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project,
	7.00%, 4/1/39	A3/A-	$1,095,040
600	Broward Cnty. Airport Rev., 5.375%, 10/1/29, Ser. O	A1/A+	629,790
8,500	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (g)	Aa2/AA	9,094,405
1,000	Clearwater Rev., 5.25%, 12/1/39, Ser. A	Aa3/AA-	1,063,100
340	Dev. Finance Corp. Rev., Renaissance Charter School,
	6.50%, 6/15/21, Ser. A	NR/NR	339,470
6,205	Governmental Utility Auth. Rev., Barefoot Bay Utilities System,
	5.00%, 10/1/29 (AMBAC)	WR/NR	6,207,420
3,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
	5.625%, 11/15/37, Ser. B	Aa3/AA-	3,083,910
7,135	Jacksonville Health Facs. Auth. Rev., Ascension Health,
	5.25%, 11/15/32, Ser. A	Aa1/AA+	7,237,601
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project,
	5.50%, 7/1/32	Baa1/BBB+	2,874,270
3,490	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A-	3,567,373
500	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	NR/NR	410,450
7,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (g)	Aa1/AAA	8,366,811
5,000	Sumter Landing Community Dev. Dist. Rev.,
	4.75%, 10/1/35, Ser. A (NPFGC)	Baa1/BBB	4,265,650

			48,235,290

	Georgia—0.3%
1,500	Atlanta Airport Rev., 5.00%, 1/1/40, Ser. A	A1/NR	1,500,900
2,775	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project,
	5.25%, 7/1/37	NR/NR	2,212,258

			3,713,158

	Illinois—10.5%
	Chicago, GO, Ser. C,
10,000	5.00%, 1/1/34 (g)	Aa3/A+	10,096,900
4,065	5.50%, 1/1/40 (FGIC-NPFGC)	Aa3/A+	4,066,504
	Chicago, Special Assessment, Lake Shore East,
3,161	6.625%, 12/1/22	NR/NR	3,246,884
6,697	6.75%, 12/1/32	NR/NR	6,854,179
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A (AGC)	Aa3/AA+	1,277,763
5,000	Cicero, GO, 5.25%, 12/1/31 (NPFGC)	Baa1/BBB	5,053,100
	Finance Auth. Rev.,
2,500	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	NR/NR	2,209,750
20,100	Elmhurst Memorial Healthcare, 5.625%, 1/1/28	Baa1/NR	19,040,529
250	Leafs Hockey Club Project, 6.00%, 3/1/37, Ser. A (c)	NR/NR	62,800
1,000	Memorial Health Systems, 5.50%, 4/1/39	A1/A+	998,550
700	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	A3/A	765,898
2,000	Provena Health, 6.00%, 5/1/28, Ser. A	Baa1/BBB+	2,026,740
5,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (g)	Aa1/AA	5,403,200
42,970	Sports Facs. Auth. Rev., 5.50%, 6/15/30 (AMBAC)	WR/A	45,005,059
	Village of Hillside, Tax Allocation, Mannheim Redev. Project,
4,500	6.55%, 1/1/20	NR/NR	4,240,935
2,900	7.00%, 1/1/28	NR/NR	2,542,401

			112,891,192

	Indiana—0.7%
	Finance Auth. Rev.,
1,500	Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	NR/A	1,629,465
2,500	U.S. Steel Corp., 6.00%, 12/1/26	Ba2/BB	2,518,300

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Indiana (continued)
	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc.,
$990	5.80%, 9/1/47 (a)(b)	NR/NR	$837,926
1,900	7.50%, 9/1/22	NR/NR	2,093,743

			7,079,434

	Iowa—3.9%
	Finance Auth. Rev.,
	Deerfield Retirement Community, Inc., Ser. A,
250	5.50%, 11/15/27	NR/NR	185,717
1,075	5.50%, 11/15/37	NR/NR	725,980
4,500	Edgewater LLC Project, 6.75%, 11/15/42	NR/NR	3,930,480
46,000	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	36,651,880

			41,494,057

	Kansas—0.1%
500	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	Aa3/AA-	533,215
850	Manhattan Rev., Meadowlark Hills Retirement, 5.00%, 5/15/36, Ser. A	NR/NR	674,900

			1,208,115

	Kentucky—0.3%
	Economic Dev. Finance Auth. Rev.,
2,500	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	2,508,150
1,000	Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	Baa2/NR	1,027,140

			3,535,290

	Louisiana—4.7%
	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
450	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	Ba2/BBB-	458,644
	Woman’s Hospital Foundation, Ser. A,
750	5.875%, 10/1/40	A3/BBB+	733,103
1,000	6.00%, 10/1/44	A3/BBB+	987,200
	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
3,300	5.50%, 5/15/47, Ser. B	Baa1/NR	3,067,152
2,000	6.50%, 5/15/37	Baa1/NR	2,116,140
43,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/A-	43,126,385

			50,488,624

	Maryland—0.7%
	Health & Higher Educational Facs. Auth. Rev.,
1,000	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	Baa2/NR	1,005,070
1,400	Charlestown Community, 6.25%, 1/1/41	NR/NR	1,440,656
1,010	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	NR/NR	742,704
4,050	Washington Cnty. Hospital, 6.00%, 1/1/43	NR/BBB-	4,049,595

			7,238,025

	Massachusetts—0.8%
	Dev. Finance Agcy. Rev.,
	Adventcare Project,
4,610	6.75%, 10/15/37, Ser. A	NR/NR	4,270,335

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Massachusetts (continued)
$580	7.625%, 10/15/37	NR/NR	$588,851
1,000	Foxborough Regional Charter School, 7.00%, 7/1/42, Ser. A	NR/BBB	1,026,290
2,900	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	Aa2/AA-	3,089,689

			8,975,165

	Michigan—3.1%
1,000	Detroit, GO, 5.25%, 11/1/35	Aa3/AA	1,040,470
4,545	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	3,218,178
800	Public Educational Facs. Auth. Rev., Bradford Academy, 6.50%, 9/1/37 (a)(b)	NR/BBB-	711,552
3,000	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital,
	8.25%, 9/1/39	A1/A	3,488,280
	State Hospital Finance Auth. Rev.,
5,000	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa1/AA+	5,076,050
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	13,529,430
1,925	6.00%, 4/1/22	A2/A	1,989,757
6,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BB	4,233,060

			33,286,777

	Minnesota—0.6%
150	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	NR/BBB-	134,570
280	Minneapolis, Tax Allocation, Grant Park Project, 5.35%, 2/1/30	NR/NR	234,875
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	NR/NR	1,332,105
	North Oaks Rev., Presbyterian Homes North Oaks,
2,640	6.00%, 10/1/33	NR/NR	2,623,896
1,530	6.125%, 10/1/39	NR/NR	1,531,071
500	Oronoco Rev., Wedum Shorewood Campus Project, 5.40%, 6/1/41	NR/NR	425,075
400	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	NR/A	406,252

			6,687,844

	Mississippi—0.4%
3,605	Business Finance Corp. Rev., System Energy Res., Inc. Project,
	5.875%, 4/1/22	Ba1/BBB	3,605,072
740	Dev. Bank Special Obligation Rev., Capital Projects and Equipment
	Acquisition, 5.00%, 7/1/24, Ser. A-2 (AMBAC)	WR/NR	725,548

			4,330,620

	Missouri—1.9%
20,000	JT Municipal Electric Utility Commission Rev., Prarie State Project,
	5.00%, 1/1/42, Ser. A (AMBAC)	A3/NR	20,184,400
750	Lee’s Summit, Tax Allocation, Summit Fair Project, 5.625%, 10/1/23	NR/NR	753,863

			20,938,263

	Nevada—0.9%
10,000	Clark Cnty., GO, 4.75%, 11/1/35 (FGIC-NPFGC) (g)	Aa1/AA+	10,149,500

	New Hampshire—0.2%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	Baa1/BBB+	1,936,200
360	Health & Education Facs. Auth. Rev., Catholic Medical Center,
	6.125%, 7/1/32, Ser. A	Baa1/BBB+	361,854

			2,298,054

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	New Jersey—3.6%
$950	Burlington Cnty. Bridge Commission Rev., The Evergreens Project,
	5.625%, 1/1/38	NR/NR	$812,953
	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project,
4,000	5.75%, 10/1/21	Ba2/NR	4,030,200
11,405	5.75%, 4/1/31	Ba2/NR	10,851,972
	Economic Dev. Auth. Rev.,
525	Arbor Glen, 6.00%, 5/15/28, Ser. A	NR/NR	457,406
2,000	MSU Student Housing Project, 5.875%, 6/1/42	Baa3/NR	1,995,540
3,160	Educational Facs. Auth. Rev., Fairleigh Dickinson Univ.,
	6.00%, 7/1/25, Ser. D	NR/NR	3,188,882
	Health Care Facs. Financing Auth. Rev.,
1,500	AHS Hospital Corp., 6.00%, 7/1/37	A1/A	1,610,340
1,500	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa3/BBB-	1,424,565
1,830	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	1,645,792
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,081,140
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
3,300	4.75%, 6/1/34	Baa3/BB+	2,176,713
13,150	5.00%, 6/1/41	Baa3/BB-	8,717,004

			38,992,507

	New Mexico—0.2%
2,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	Baa3/BB+	2,002,480

	New York—2.7%
1,200	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project,
	6.00%, 11/15/36, Ser. A	NR/NR	885,360
	Liberty Dev. Corp. Rev.,
1,000	5.125%, 1/15/44	NR/AA	992,900
2,500	5.625%, 7/15/47	NR/A	2,569,400
1,250	6.375%, 7/15/49	NR/BBB-	1,308,762
	Goldman Sachs Headquarters,
1,505	5.25%, 10/1/35	A1/A	1,478,708
10,000	5.25%, 10/1/35 (g)	A1/A	9,825,300
1,100	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside,
	6.70%, 1/1/43, Ser. A	NR/NR	1,024,089
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
2,830	5.00%, 6/15/37, Ser. D (g)	Aa1/AAA	2,922,060
	Second Generation Resolutions,
4,000	4.75%, 6/15/35, Ser. DD (g)	Aa2/AA+	4,088,880
2,000	5.00%, 6/15/39, Ser. GG-1	Aa2/AA+	2,099,660
1,750	State Dormitory Auth. Rev., The New School, 5.50%, 7/1/40	A3/A-	1,833,265
250	Suffolk Cnty. Industrial Dev. Agcy. Rev., New York Institute of Technology,
	5.00%, 3/1/26	Baa2/BBB+	250,950

			29,279,334

	North Carolina—0.1%
	Medical Care Commission Rev.,
550	Salemtowne, 5.10%, 10/1/30	NR/NR	493,047
1,000	Village at Brookwood, 5.25%, 1/1/32	NR/NR	775,720

			1,268,767

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	North Dakota—0.3%
$3,710	Stark Cnty. Healthcare Rev., Benedictine Living Communities,
	6.75%, 1/1/33	NR/NR	$3,521,235

	Ohio—1.5%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
1,865	5.75%, 6/1/34	Baa3/BB-	1,350,801
500	5.875%, 6/1/47	Baa3/BB-	350,935
	Higher Educational Fac. Commission Rev.,
550	Ashland Univ. Project, 6.25%, 9/1/24	Ba1/NR	563,271
1,000	Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A	A2/A	1,047,120
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA-	7,558,950
500	Lorain Cnty. Port Auth. Rev., U.S. Steel Corp. Project,
	6.75%, 12/1/40	Ba2/BB	516,925
1,000	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	1,034,880
3,000	State Rev., Cleveland Clinic Health System, 5.50%, 1/1/39, Ser. B	Aa2/AA-	3,160,260

			15,583,142

	Oregon—0.2%
1,000	Clackamas Cnty. Hospital Fac. Auth. Rev., Legacy Health System,
	5.50%, 7/15/35, Ser. A	A2/A+	1,035,380
1,155	State Department of Administrative Services, CP,
	5.25%, 5/1/39, Ser. A	Aa2/AA	1,212,773

			2,248,153

	Pennsylvania—5.0%
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	NR/BBB-	687,690
670	6.00%, 7/1/35	NR/BBB-	611,529
3,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science,
	6.00%, 9/1/36, Ser. B	NR/NR	2,889,803
	Higher Educational Facs. Auth. Rev.,
850	Edinboro Univ. Foundation, 6.00%, 7/1/43	Baa3/BBB-	840,395
400	Thomas Jefferson Univ., 5.00%, 3/1/40	A1/AA-	410,568
500	Luzerne Cnty. Industrial Dev. Auth. Rev.,
	Pennsylvania American Water Co., 5.50%, 12/1/39	A2/A	526,670
	Montgomery Cnty. Higher Education & Health Auth. Rev.,
	Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	5,011,500
3,750	5.125%, 6/1/32	NR/A	3,723,675
8,500	Montgomery Cnty. Industrial Dev. Auth. Rev.,
	New Regional Medical Center, 5.375%, 8/1/38 (FHA)	Aa2/AA	8,757,125
17,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	Aa3/AA+	17,527,000
11,600	Philadelphia Hospitals & Higher Education Facs. Auth. Rev.,
	Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	11,488,756
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A1/A	514,645
1,000	Westmoreland Cnty. Industrial Dev. Auth. Rev., Excela Health Project,
	5.125%, 7/1/30	A3/NR	976,910

			53,966,266

	Puerto Rico—0.9%
10,000	Sales Tax Financing Corp. Rev., 5.25%, 8/1/41, Ser. C	A1/A+	9,969,500

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Rhode Island—4.8%
$56,200	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	$51,225,176

	South Carolina—1.4%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	A1/A+	1,004,830
	Jobs-Economic Dev. Auth. Rev.,
500	Anmed Health, 5.50%, 2/1/38, Ser. B (AGC)	NR/AA+	517,160
13,850	Bon Secours Health System, 5.625%, 11/15/30, Ser. B	A3/A-	13,696,542

			15,218,532

	Tennessee—0.7%
1,750	Claiborne Cnty. Industrial Dev. Board Rev.,
	Lincoln Memorial Univ. Project, 6.625%, 10/1/39	NR/NR	1,851,132
1,000	Johnson City Health & Educational Facs. Board Rev.,
	Mountain States Health Alliance, 6.00%, 7/1/38	Baa1/BBB+	1,024,650
500	Sullivan Cnty. Health Educational & Housing Facs. Board Rev.,
	Wellmont Health Systems Project, 5.25%, 9/1/36, Ser. C	NR/BBB+	447,020
	Tennessee Energy Acquisition Corp. Rev.,
3,000	5.00%, 2/1/23, Ser. C	Baa3/BBB	2,974,140
700	5.25%, 9/1/21, Ser. A	Ba3/B	698,915
700	5.25%, 9/1/22, Ser. A	Ba3/B	694,232

			7,690,089

	Texas—11.2%
130	Aubrey Independent School Dist., GO, 5.50%, 2/15/33 (PSF-GTD)	Aaa/NR	136,536
6,500	Brazos Cnty. Health Facs. Dev. Corp. Rev., 5.375%, 1/1/32	NR/A-	6,377,410
2,500	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	Aa3/AA+	2,612,075
	Harris Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Texas Children’s Hospital Project,
3,750	5.25%, 10/1/29	Aa2/AA	3,969,638
12,700	5.50%, 10/1/39	Aa2/AA	13,159,613
700	HFDC of Central Texas, Inc. Rev., Village at Gleannloch Farms,
	5.50%, 2/15/37, Ser. A	NR/NR	495,334
	North Harris Cnty. Regional Water Auth. Rev.,
10,300	5.25%, 12/15/33	A1/A+	10,819,635
10,300	5.50%, 12/15/38	A1/A+	10,919,133
	North Texas Tollway Auth. Rev.,
5,250	4.75%, 1/1/29 (FGIC-NPFGC)	A2/A-	5,188,627
1,300	5.50%, 9/1/41, Ser. A	NR/AA	1,407,991
5,000	5.625%, 1/1/33, Ser. B	A2/A-	5,219,400
1,200	5.75%, 1/1/33, Ser. F	A3/BBB+	1,206,192
2,000	Sabine River Auth. Pollution Control Rev., 5.20%, 5/1/28, Ser. C	Ca/NR	611,780
250	San Juan Higher Education Finance Auth. Rev., 6.70%, 8/15/40, Ser. A	NR/BBB	256,230
	State, Mobility Fund, GO (g),
10,025	4.75%, 4/1/35, Ser. A	Aaa/AA+	10,212,367
17,500	4.75%, 4/1/36	Aaa/AA+	17,895,850
1,000	State Public Finance Auth. Rev. Charter School Finance Corp.,
	5.875%, 12/1/36, Ser. A	Baa3/BBB-	902,320
8,880	State Turnpike Auth. Rev., 5.00%, 8/15/42, Ser. A (AMBAC)	Baa1/BBB+	8,124,845
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA-	3,332,910
	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
450	5.25%, 12/15/25, Ser. A	A2/A	429,696

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Texas (continued)
$15,300	6.25%, 12/15/26, Ser. D	A2/A	$15,770,169
1,000	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	NR/NR	1,043,780

			120,091,531

	Virginia—0.3%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems,
	5.50%, 5/15/35, Ser. A	Aa2/AA+	1,045,810
1,000	Henrico Cnty. Economic Dev. Auth. Rev., Bon Secours Health System,
	4.50%, 11/1/42, Ser. B-1 (AGC)	Aa3/AA+	956,370
2,050	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes,
	5.50%, 7/1/37, Ser. A	NR/NR	1,192,956

			3,195,136

	Washington—1.4%
	Health Care Facs. Auth. Rev.,
1,300	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	Aa3/AA+	1,391,338
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	1,100,270
13,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	12,907,570

			15,399,178

	West Virginia—0.2%
2,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	NR/NR	2,086,040

	Wisconsin—0.1%
	Health & Educational Facs. Auth. Rev.,
90	Froedert & Community Health, 5.375%, 10/1/30	NR/AA-	90,567
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	1,074,210

			1,164,777

	Total Municipal Bonds & Notes (cost—$1,017,224,238)		1,032,173,480

VARIABLE RATE NOTES (e)—2.7%
	California—0.4%
5,000	Health Facs. Financing Auth. Rev., 7.95%, 11/15/36, Ser. 3193 (a)(b)(d)	NR/NR	4,983,450

	Florida—0.2%
1,830	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
	5.00%, 11/15/31, Ser. C	Aa3/AA-	1,842,243

	Illinois—1.0%
6,000	Chicago, GO, 9.77%, 1/1/34, Ser. 3190 (a)(b)(d)	NR/NR	6,145,380
5,000	State, GO, 8.10%, 4/1/27, Ser. 783 (AGC) (a)(b)(d)	Aa3/NR	5,046,350

			11,191,730

	Texas—0.9%
3,335	JPMorgan Chase Putters/Drivers Trust Rev.,
	11.458%, 5/15/18, Ser. 3709 (a)(b)(d)	NR/AAA	4,007,736
5,365	State, GO, 7.51%, 4/1/37, Ser. 3197 (a)(b)(d)	NR/NR	5,664,582

			9,672,318

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	West Virginia—0.2%
$2,000	Economic Dev. Auth. Rev., Appalachian Power, 5.375%, 12/1/38, Ser. A	Baa2/BBB	$2,001,980

	Total Variable Rate Notes (cost—$29,167,245)		29,691,721

SHORT-TERM INVESTMENTS—1.5%
U.S. Treasury Obligations (f)(h)—1.5%
	U.S. Treasury Bills,
15,693	0.002%-0.089%, 9/1/11-2/23/12 (cost—$15,692,384)		15,692,384

	Total Investments (cost—$1,062,083,867) (i)—100.0%		$1,077,557,585

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $32,269,785, representing 3.0% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	In default.

(d)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on August 31, 2011.

(e)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2011.

(f)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(g)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Rates reflect the effective yields at purchase date.

(i)	At August 31, 2011, the cost basis of investments for federal income tax purposes was $982,568,488. Gross unrealized appreciation was $50,114,426; gross unrealized depreciation was $33,294,057; and net unrealized appreciation was $16,820,369. The difference between book and tax cost was attributable to inverse floater transactions.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

GTD—Guaranteed

IBC—Insurance Bond Certificate

NPFGC—insured by National Public Finance Guarantee Corp.

NR—Not Rated

PSF—Public School Fund

WR—Withdrawn Rating

Other Investments:

(A) Interest rate swap agreements outstanding at August 31, 2011:

Swap Counterparty	Notional Amount (000s)	Termination Date	Rate Type		Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
			Payments Made	Payments Received
Citigroup	$14,900	6/20/42	4.75%	3-Month USD-LIBOR	$(3,898,610)	$(311,800)	$(3,586,810)
Goldman Sachs	9,900	6/20/42	4.75%	3-Month USD-LIBOR	(2,590,352)	78,210	(2,668,562)
Morgan Stanley	18,400	6/20/42	4.75%	3-Month USD-LIBOR	(4,814,391)	294,400	(5,108,791)

					$(11,303,353)	$60,810	$(11,364,163)

LIBOR—London Inter-Bank Offered Rate

At August 31, 2011, the Fund held $815,000 in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended August 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes—Municipal bonds and notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds and notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps—Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at August 31, 2011 in valuing the Fund’s assets and liabilities is listed below:

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 8/31/11
Investments in Securities—Assets
Municipal Bonds & Notes	—	$1,032,173,480	—	$1,032,173,480
Variable Rate Notes	—	29,691,721	—	29,691,721
U.S. Treasury Obligations	—	15,692,384	—	15,692,384

Total Investments in Securities—Assets	—	$1,077,557,585	—	$1,077,557,585

Other Financial Instruments*—Liabilities
Interest Rate Contracts	—	$(11,364,163)	—	$(11,364,163)

Total Investments	—	$1,066,193,422	—	$1,066,193,422

*	Other financial instruments not reflected in the Schedule of Investments, such as swap agreements, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the three months ended August 31, 2011.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3 (c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: October 19, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: October 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: October 19, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: October 19, 2011